Commitments, contingencies and guarantees - Information on derivative contracts and standby letters of credit and other guarantees (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2019	Mar. 31, 2019
Derivative contracts [Member]
Guarantees [Line Items]
Carrying value	[1],[2]	¥ 5,313,584	¥ 4,315,743
Maximum potential payout /Notional Total	[1],[2]	320,857,402	281,605,308
Standby letters of credit and other guarantees [Member]
Guarantees [Line Items]
Carrying value	[3]	69	80
Maximum potential payout /Notional Total	[3]	¥ 5,576	¥ 5,764

[1]	Credit derivatives are disclosed in Note 3. "Derivative instruments and hedging activities" and are excluded from derivative contracts.
[2]	Derivative contracts primarily consist of equity, interest rate and foreign exchange contracts.
[3]	The amounts of collaterals held in connection with standby letters of credit and other guarantees are \2,481 million and \2,414 million as of March 31, 2019 and September 30, 2019, respectively.